EMPLOYEE SEVERANCE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Minimum employment period for severance benefit eligibility, years	1 year
Percentage of liability for severance obligations deposited with pension fund	72.00%
Deposits into individual severance fund	$ 1,600
Unfunded liability for employee severance payments, period expense	(142)	$ 40	$ 284
Total Liability for Employees' severance benefits	$ 144